INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Disclosure of Inventory by Type

USDm	2025	2024	2023
Bunkers	41.1	46.1	49.3
Lubeoil	11.0	10.9	8.5
EU Emission Allowances	11.7	5.6	0.2
Other	2.7	5.8	3.7
Balance as of 31 December	66.5	68.4	61.7